Provisions and other non-current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ 773	$ 871	$ 923
Cash payments	(46)	(75)	(52)
Releases	(153)		(5)
Additions	154	1	6
Currency translation effects	33	(24)	(1)
Environmental liabilities provision at end of period	761	773	871
Less current provision	(55)	(65)	(80)
Non-current environmental remediation provisions at end of period	$ 706	$ 708	$ 791